UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  April 1, 2026 to June 30, 2026.
Date of Report (Date of earliest event reported):   August 13, 2026
Commission File Number of securitizer:            025-01949

Central Index Key Number of securitizer:       0000807641
GS Mortgage Securities Corp.
(Exact name of securitizer as specified in its charter)
Tejal Wadhwani, (917) 343-6108
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
___            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

___________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

___________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02                          Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits

99.1                          Disclosures required by Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: August 13, 2026
GS MORTGAGE SECURITIES CORP.
(Securitizer)

By: /s/ Rajiv Kamilla
        Name:       Rajiv Kamilla
        Title:           Vice President

EXHIBIT INDEX

Exhibit Number

99.1                          Disclosures required by Rule 15Ga-1.